Reverse recapitalization - Summary Of IFRS 2 Listing Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 23, 2022
Reverse Recapitalization [Line Items]
Listing expense	$ 372,318	$ 0
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reverse Recapitalization [Line Items]
Fair value of Polestar			$ 22,183,823
Deemed cost of shares issued by Polestar	1,131,375
Total GGI identifiable net assets at fair value			522,106
Sponsor and third-party PIPE Cash			$ 236,951
Listing expense	$ 372,318
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Gores Guggenheim, Inc.
Reverse Recapitalization [Line Items]
Percentage of voting equity interests acquired			5.10%
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Polestar Automotive Holding Limited ("Former Parent")
Reverse Recapitalization [Line Items]
Percentage of voting equity interests acquired			94.90%